Long-term debt - Fair Value (Details) - Long-term debt - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Long-term debt
Total long-term debt (before unamortised loan costs)	R 109,984	R 82,261
Minimum
Long-term debt
Interest rate (as a percent)	1.20%
Maximum
Long-term debt
Interest rate (as a percent)	13.30%